Commitments and Contingencies - Changes in Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Balance at beginning of year	$ 109,653	$ 101,106
Accretion expense	5,074	4,768
Liabilities incurred and liabilities assumed in business combinations	4,692	7,940
Liabilities settled	(2,821)	(309)
Revisions in estimated cash flows	5,206	(3,852)
Balance at end of year	$ 121,804	$ 109,653